18. Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current Provisions | Provision for Lawsuits and Claims
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 37,379	$ 1,125,676
Increases	10,272	7,191
Decrease	(10,897)	(1,095,488)
Recoveries	(1,899)	0
Provisions, ending	34,855	37,379
Non Current Provisions | Provision for wind farms dismantling
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	12,512	0
Increases	36,055	12,512
Decrease	(3,164)	0
Recoveries	0	0
Provisions, ending	$ 45,403	$ 12,512